UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2011 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--12.3%
Amazon.com	73,170a	13,180,112
Autoliv	74,950b	5,563,539
Carnival	237,850	9,123,926
CBS, Cl. B	607,010	15,199,530
Guess?	105,890	4,166,772
Limited Brands	277,070	9,110,062
Lowe's	347,510	9,184,689
Macy's	364,800	8,850,048
Newell Rubbermaid	510,110	9,758,404
Nordstrom	218,680	9,814,358
Omnicom Group	236,060	11,581,104
Stanley Black & Decker	126,970	9,725,902
Staples	439,280b	8,530,818
Walt Disney	259,380	11,176,684
		134,965,948
Consumer Staples--10.3%
Dr. Pepper Snapple Group	194,740	7,236,538
Energizer Holdings	98,720a	7,024,915
Kraft Foods, Cl. A	410,980	12,888,333
Lorillard	56,372	5,355,904
PepsiCo	281,290	18,117,889
Philip Morris International	267,965	17,586,543
Procter & Gamble	367,570	22,642,312
Walgreen	235,070	9,435,710
Whole Foods Market	187,841b	12,378,722
		112,666,866
Energy--13.7%
Alpha Natural Resources	186,990a,b	11,101,596
Anadarko Petroleum	172,800	14,155,776
Apache	89,080	11,662,354
Chevron	240,970	25,887,407
ENSCO, ADR	285,320b	16,502,909
Halliburton	262,392	13,077,617
Hess	160,090	13,641,269
National Oilwell Varco	102,300	8,109,321
Occidental Petroleum	262,990	27,479,825
Valero Energy	316,950	9,451,449
		151,069,523
Financial--14.2%
Aflac	137,140	7,238,249
American Express	248,620	11,237,624
Bank of America	1,692,480	22,560,758
Capital One Financial	397,210	20,639,032
Citigroup	5,162,620a	22,818,780
Hartford Financial Services Group	279,790	7,534,745

JPMorgan Chase & Co.	189,980	8,758,078
Lincoln National	474,540b	14,255,182
MetLife	254,480	11,382,890
Wells Fargo & Co.	925,580	29,340,886
		155,766,224
Health Care--12.2%
Allscripts Healthcare Solutions	382,250a	8,023,428
CIGNA	289,200	12,805,776
Covidien	272,345	14,145,599
Dendreon	121,460a,b	4,546,248
Gilead Sciences	197,860a	8,397,178
HCA Holdings	174,410	5,907,267
Human Genome Sciences	415,260a,b	11,398,887
McKesson	102,520	8,104,206
Pfizer	1,593,160	32,357,080
St. Jude Medical	211,870	10,860,456
Thermo Fisher Scientific	96,940a	5,385,017
Warner Chilcott, Cl. A	228,400	5,317,152
Zimmer Holdings	120,980a,b	7,322,919
		134,571,213
Industrial--11.7%
Caterpillar	206,030b	22,941,440
Cummins	118,150	12,951,603
Dover	255,110	16,770,931
General Electric	1,320,200	26,470,010
Ingersoll-Rand	132,460	6,399,143
Norfolk Southern	240,840	16,682,987
Textron	396,960b	10,872,734
Tyco International	351,575	15,740,013
		128,828,861
Information Technology--17.2%
Apple	107,266a	37,376,838
Atmel	336,564a	4,587,367
BMC Software	217,230a	10,805,020
Corning	379,140	7,821,658
F5 Networks	62,330a	6,393,188
Google, Cl. A	40,253a	23,596,711
Informatica	208,350a	10,882,121
International Business Machines	203,580	33,197,791
NetApp	146,520a,b	7,059,334
Oracle	617,858	20,617,921
QUALCOMM	307,170	16,842,131
Salesforce.com	71,560a,b	9,558,985
		188,739,065
Materials--1.6%
CF Industries Holdings	36,770	5,029,768
E.I. du Pont de Nemours & Co.	238,780	13,125,737
		18,155,505
Telecommunication Services--3.3%
AT&T	877,060	26,838,036
Verizon Communications	234,910	9,053,431
		35,891,467

Utilities--3.2%
American Electric Power	182,870	6,426,052
Entergy	99,310	6,674,625
NextEra Energy	178,230	9,824,038
Public Service Enterprise Group	371,820	11,716,048
		34,640,763
Total Common Stocks
(cost $847,994,458)		1,095,295,435

Limited Partnership Interests--.0%		Value ($)
Consumer Discretionary--.0%
SK Equity Fund, LP [a,d]		400,000
Health Care--.0%
Galen Partners II, LP [a,d]		60,204
Total Limited Partnership Interests
(cost $1,370,852)		460,204

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,243,000)	1,243,000 [c]	1,243,000
Investment of Cash Collateral for
Securities Loaned--7.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $80,659,879)	80,659,879 [c]	80,659,879

Total Investments (cost $931,268,189)	107.2%	1,177,658,518
Liabilities, Less Cash and Receivables	(7.2%)	(78,925,496)
Net Assets	100.0%	1,098,733,022

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $78,815,222 and the value of the collateral held by the fund was $80,659,879.
c Investment in affiliated money market mutual fund.
d Securities restricted as to public resale. Investment in restricted securities with aggregate value of $460,204 representing .04% of net assets (see below).

	Acquisition		Net
Issuer	Date	Cost ($)	Assets (%)	Valuation ($)+
Galen Partners II, LP	5/1/96-1/3/97	442,626.01		60,204
SK Equity Fund, LP	3/8/95-9/18/96	928,227.03		400,000
				460,204

+ The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.

At March 31, 2011 the aggregate cost of investment securities for income tax purposes was $931,268,189.

Net unrealized appreciation on investments was $246,390,329 of which $256,739,068 related to appreciated investment securities and $10,348,739 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs		Total
Investments in Securities:
Equity Securities - Domestic+	1,073,228,987		-	-	1,073,228,987
Equity Securities - Foreign+	22,066,448		-	-	22,066,448
Limited Partnership Interests+	-		- 460,204		460,204
Mutual Funds	81,902,879		-	-	81,902,879

+ See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Limited
Partnership Interests ($)
Balance as of 12/31/2010	160,204
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)
300,000
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/2011	460,204
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 3/31/2011	300,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradely J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)